Subsequent event (Details) - Effects of COVID-19	1 Months Ended	3 Months Ended
	Apr. 22, 2020	Mar. 31, 2020
Subsequent event
Passenger Traffic, Declined Percentage, Prior Year Compared Period	92.1	4.9
Terminal 2 NH Collection Hotel [Member]
Subsequent event
Occupancy Rate, Declined Percentage Prior Year Compared Period		11.6
Hilton Garden Inn Hotel [Member]
Subsequent event
Occupancy Rate, Declined Percentage Prior Year Compared Period		15.4